SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncement, Early Adoption [Line Items]
Other non-current assets	$ 43,715	$ 47,424
Adjustments For Adoption Of ASU 2015 03
New Accounting Pronouncement, Early Adoption [Line Items]
Other non-current assets		3,600
Long-term debt		$ 3,600